Transaction and Integration-related Costs Associated with the Combination (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Summary of Transaction and integration costs associated with the Combination

The following table summarizes the transaction and integration costs associated with the Combination:

	Years ended December 31,
	2024	2023	2022
Transaction-related costs associated with the Combination	$(202)	$(78)	$—
Integration-related costs associated with the Combination	(193)	—	—
Total transaction and integration-related costs associated with the Combination	$(395)	$(78)	$—